Quarterly Report
January 31, 2025
MFS®  Global Equity Fund
LGE-Q1

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 4.6%
Honeywell International, Inc.	210,110	$47,005,809
Melrose Industries PLC	3,224,417	24,403,103
MTU Aero Engines Holding AG	44,679	15,316,126
Rolls-Royce Holdings PLC (a)	2,870,924	21,506,621
		$108,231,659
Airlines – 0.9%
Aena SME S.A.	96,175	$20,725,730
Alcoholic Beverages – 4.9%
Carlsberg Group	164,322	$17,237,899
Diageo PLC	1,168,877	35,010,555
Heineken N.V.	409,528	28,464,324
Pernod Ricard S.A.	293,237	33,295,329
		$114,008,107
Apparel Manufacturers – 4.2%
Burberry Group PLC	768,464	$11,252,959
Compagnie Financiere Richemont S.A.	210,915	40,431,028
LVMH Moet Hennessy Louis Vuitton SE	64,480	46,458,826
		$98,142,813
Automotive – 0.6%
Aptiv PLC (a)	229,140	$14,302,919
Broadcasting – 1.8%
Omnicom Group, Inc.	65,585	$5,692,122
Walt Disney Co.	233,436	26,392,274
WPP Group PLC	1,159,867	11,061,229
		$43,145,625
Brokerage & Asset Managers – 4.3%
Charles Schwab Corp.	755,749	$62,515,557
Deutsche Boerse AG	62,672	15,488,205
London Stock Exchange Group PLC	147,329	21,943,545
		$99,947,307
Business Services – 8.5%
Accenture PLC, “A”	82,817	$31,880,404
Brenntag AG	118,706	7,473,615
Cognizant Technology Solutions Corp., “A”	158,516	13,095,007
Compass Group PLC	445,577	15,385,248
Equifax, Inc.	45,372	12,467,318
Experian PLC	501,976	24,891,286
Fidelity National Information Services, Inc.	269,551	21,960,320
Fiserv, Inc. (a)	141,387	30,545,247
Intertek Group PLC	253,699	16,017,828
TransUnion	256,256	25,433,408
		$199,149,681
Cable TV – 1.6%
Comcast Corp., “A”	1,101,444	$37,074,605
Chemicals – 0.7%
PPG Industries, Inc.	141,684	$16,347,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 6.5%
Check Point Software Technologies Ltd. (a)	154,879	$33,766,720
Microsoft Corp.	151,078	62,706,435
Oracle Corp.	198,024	33,675,961
Salesforce, Inc.	66,045	22,567,576
		$152,716,692
Computer Software - Systems – 3.9%
Amadeus IT Group S.A.	436,281	$32,071,886
Capgemini	237,810	43,345,513
Samsung Electronics Co. Ltd.	404,918	14,442,144
		$89,859,543
Construction – 0.6%
Otis Worldwide Corp.	135,914	$12,968,914
Consumer Products – 2.2%
International Flavors & Fragrances, Inc.	321,706	$28,017,375
Reckitt Benckiser Group PLC	340,100	22,408,828
		$50,426,203
Electrical Equipment – 4.4%
Amphenol Corp., “A”	222,649	$15,759,096
Legrand S.A.	292,173	29,915,019
Schneider Electric SE	228,793	57,855,036
		$103,529,151
Electronics – 0.8%
Hoya Corp.	85,100	$11,440,558
Microchip Technology, Inc.	142,148	7,718,636
		$19,159,194
Food & Beverages – 1.4%
Nestle S.A.	391,368	$33,294,749
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	66,213	$19,240,836
Whitbread PLC	222,680	7,723,062
		$26,963,898
Insurance – 3.9%
Aon PLC	91,055	$33,765,015
Willis Towers Watson PLC	171,250	56,438,006
		$90,203,021
Internet – 3.3%
Alphabet, Inc., “A”	294,898	$60,165,090
eBay, Inc.	243,485	16,430,368
		$76,595,458
Machinery & Tools – 1.0%
Carrier Global Corp.	116,288	$7,602,910
Kubota Corp.	1,326,000	16,605,924
		$24,208,834

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.1%
Erste Group Bank AG	264,681	$16,321,039
Goldman Sachs Group, Inc.	55,640	35,631,856
UBS Group AG	1,252,427	44,221,005
		$96,173,900
Medical Equipment – 13.5%
Abbott Laboratories	196,026	$25,077,606
Becton, Dickinson and Co.	191,516	47,419,362
Boston Scientific Corp. (a)	227,888	23,326,616
Cooper Companies, Inc. (a)	205,178	19,809,936
EssilorLuxottica	44,139	12,138,160
Medtronic PLC	612,836	55,657,766
Olympus Corp.	1,546,300	23,485,121
STERIS PLC	127,099	28,044,394
Thermo Fisher Scientific, Inc.	89,842	53,703,055
Waters Corp. (a)	64,479	26,789,735
		$315,451,751
Other Banks & Diversified Financials – 5.7%
American Express Co.	123,684	$39,263,486
Grupo Financiero Banorte S.A. de C.V.	709,034	4,899,801
Julius Baer Group Ltd.	136,859	9,611,260
Visa, Inc., “A”	229,205	78,342,269
		$132,116,816
Pharmaceuticals – 3.4%
Merck KGaA	218,582	$33,197,220
Roche Holding AG	147,140	46,205,918
		$79,403,138
Railroad & Shipping – 4.1%
Canadian National Railway Co.	280,206	$29,284,329
Canadian Pacific Kansas City Ltd.	483,276	38,468,770
Union Pacific Corp.	109,384	27,104,261
		$94,857,360
Specialty Chemicals – 4.8%
Air Liquide S.A.	119,605	$20,854,717
Air Products & Chemicals, Inc.	105,110	35,239,179
Akzo Nobel N.V.	234,296	13,308,215
Linde PLC	94,224	42,035,211
		$111,437,322
Specialty Stores – 0.5%
Hermes International	4,372	$12,239,603
Telecommunications - Wireless – 1.0%
Cellnex Telecom S.A.	676,486	$22,617,690
Trucking – 0.5%
United Parcel Service, Inc., “B”	108,058	$12,343,465
Total Common Stocks		$2,307,642,648

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.41% (v)	14,929,308	$14,932,294

Other Assets, Less Liabilities – 0.5%		10,775,971
Net Assets – 100.0%		$2,333,350,913
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,932,294 and $2,307,642,648, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,271,556,905	$—	$—	$1,271,556,905
France	—	256,102,203	—	256,102,203
United Kingdom	—	211,604,264	—	211,604,264
Switzerland	79,500,667	94,263,293	—	173,763,960
Spain	—	75,415,306	—	75,415,306
Germany	33,197,220	38,277,946	—	71,475,166
Canada	67,753,099	—	—	67,753,099
Japan	—	51,531,603	—	51,531,603
Netherlands	—	41,772,539	—	41,772,539
Other Countries	72,225,459	14,442,144	—	86,667,603
Investment Companies	14,932,294	—	—	14,932,294
Total	$1,539,165,644	$783,409,298	$—	$2,322,574,942
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$21,139,800	$116,722,466	$122,932,084	$(1,160)	$3,272	$14,932,294
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$91,838	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2025, are as follows:
United States	55.6%
France	11.0%
United Kingdom	9.1%
Switzerland	7.4%
Spain	3.2%
Germany	3.1%
Canada	2.9%
Japan	2.2%
Netherlands	1.8%
Other Countries	3.7%